Restricted Cash (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,477	$ 1,589
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	561	544
CQP and cash held by guarantor subsidiaries [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	916	$ 1,045
2016 CQP Credit Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line Of Credit Facility, Original Borrowing Capacity	$ 2,800